Share-Based Employee Compensation - Summary of Share-based Compensation Expenses Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 95.5	$ 74.6	$ 91.1
Servicing [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	17.1	13.8	18.3
Marketing and sales [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	6.6	3.2	5.9
Technology and development [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	52.9	44.6	52.8
General and administrative [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based compensation	$ 18.9	$ 13.0	$ 14.1